Share capital and reserves - Derivative warrant liability (Details) - USD ($)			12 Months Ended
	Feb. 23, 2024	Feb. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves
Period beginning			$ 572,000
Period end			8,000	$ 572,000
Derivative Warrants Liabilities
Share capital and reserves
Period beginning			572,000	531,000	$ 3,854,403
Reclassified from reserves				(123,651)	318,000
Fair value adjustment			(564,000)	1,035,105	(3,641,403)
Period end			$ 8,000	572,000	$ 531,000
Warrants issued	$ 103,000	$ 1,102,000
Warrants exercised				$ (5,244)